Note 4 - Revenue and Segmental Information - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Revenue	$ 15,060	$ 22,448	$ 23,975
Australia 1 [Member]
Statement Line Items [Line Items]
Revenue	13,596	20,958	22,581
The Netherlands [Member]
Statement Line Items [Line Items]
Revenue	1,464	1,490	1,394
United Kingdom 1 [member]
Statement Line Items [Line Items]
Revenue	0	0	0
United States 1 [member]
Statement Line Items [Line Items]
Revenue	$ 0	$ 0	$ 0